PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 659.0	$ 686.4
Service costs	22.7	27.0
Interest costs	17.4	18.9
Plan participants' contributions	4.7	5.4
Actuarial (gain) loss arising from:
Financial assumptions	(215.2)	(74.6)
Demographic assumptions		11.3
Participant experience	3.5	3.3
Benefits and settlements paid	(37.5)	(19.7)
Plan amendments and other		1.0
Benefit obligations at the end of the year	454.6	659.0
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	38.9	46.0
Service costs	0.9	1.7
Interest costs	1.0	1.2
Actuarial (gain) loss arising from:
Financial assumptions	(12.6)	(5.5)
Demographic assumptions	(2.4)
Participant experience	(6.2)
Benefits and settlements paid	(0.7)	(0.7)
Plan amendments and other	(1.9)	(3.8)
Benefit obligations at the end of the year	$ 17.0	$ 38.9